PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Prepaid expenses	4,468	4,369	722
Deposits	11,065	43,687	7,217
Staff advances	2,952	3,023	499
Subsidies receivable	8,881	15,769	2,605
Prepaid advertising fees	3,000	-	-
Others	4,782	5,819	961

	35,148	72,667	12,004